YieldMax Universe Fund of Option Income ETF
Schedule of Investments
January 31, 2025 (Unaudited)

EXCHANGE TRADED FUNDS - 99.1%	Shares	Value
YieldMax AAPL Option Income Strategy ETF (a)	1,772,865	$29,748,675
YieldMax ABNB Option Income Strategy ETF (a)	1,913,732	28,062,583
YieldMax AI Option Income Strategy ETF (a)	3,557,161	26,429,706
YieldMax AMD Option Income Strategy ETF (a)	2,858,670	26,928,671
YieldMax AMZN Option Income Strategy ETF (a)	1,457,934	28,881,673
YieldMax BABA Option Income Strategy ETF (a)	1,676,442	30,192,720
YieldMax Bitcoin Option Income Strategy ETF (a)	2,047,564	25,594,550
YieldMax COIN Option Income Strategy ETF (a)	2,018,076	27,748,545
YieldMax DIS Option Income Strategy ETF (a)	1,731,162	28,794,764
YieldMax Gold Miners Option Income Strategy ETF (a)	1,828,966	27,452,780
YieldMax GOOGL Option Income Strategy ETF (a)	1,813,693	28,021,557
YieldMax Innovation Option Income Strategy ETF (a)	2,613,691	27,731,262
YieldMax JPM Option Income Strategy ETF (a)	1,459,695	27,529,848
YieldMax MARA Option Income Strategy ETF (a)	709,307	24,953,420
YieldMax META Option Income Strategy ETF (a)	1,463,341	29,047,319
YieldMax MRNA Option Income Strategy ETF (a)	6,499,361	27,427,303
YieldMax MSFT Option Income Strategy ETF (a)	1,543,771	27,015,992
YieldMax MSTR Option Income Strategy ETF (a)	922,385	24,766,037
YieldMax NFLX Option Income Strategy ETF (a)	1,617,701	30,784,850
YieldMax NVDA Option Income Strategy ETF (a)	1,213,567	22,851,467
YieldMax PLTR Option Income Strategy ETF (a)	432,917	29,182,935
YieldMax PYPL Option Income Strategy ETF (a)	1,565,246	28,002,251
YieldMax SMCI Option Income Strategy ETF (a)	1,161,172	25,754,795
YieldMax SNOW Option Income Strategy ETF (a)	1,440,817	27,663,686
YieldMax SQ Option Income Strategy ETF (a)	1,563,308	28,186,443
YieldMax TSLA Option Income Strategy ETF (a)	1,950,369	26,154,448
YieldMax TSM Option Income Strategy ETF (a)	1,389,692	25,737,096
YieldMax XOM Option Income Strategy ETF (a)	1,862,650	26,393,751
TOTAL EXCHANGE TRADED FUNDS (Cost $835,682,072)		767,039,127

SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 4.32% (b)	4,136,317	4,136,317
TOTAL SHORT-TERM INVESTMENTS (Cost $4,136,317)		4,136,317

TOTAL INVESTMENTS - 99.6% (Cost $839,818,389)		771,175,444
Other Assets in Excess of Liabilities - 0.4%		3,186,489
TOTAL NET ASSETS - 100.0%		$774,361,933
two		–%
Percentages are stated as a percent of net assets.		–%

(a)	Affiliated security as defined by the Investment Company Act of 1940.
(b)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

YieldMax Universe Fund of Option Income ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$767,039,127	$—	$—	$767,039,127
Money Market Funds	4,136,317	—	—	4,136,317
Total Investments	$771,175,444	$—	$—	$771,175,444